EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated January 18, 2013 to the GMO Trust Prospectus and Statement of Additional Information, each dated June 30, 2012, filed with the Securities and Exchange Commission on January 18, 2013 under Rule 497(e) (SEC Accession No. 0001193125-13-017362).

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Schema Document

EX-101.CAL	XBRL Calculation Linkbase Document

EX.101.LAB	XBRL Labels Linkbase Document

EX-101.PRE	XBRL Presentation Linkbase Document

EX.101.DEF	XBRL Definition Linkbase Document